April 30, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Document Control – EDGAR

RE:	RiverSource Life Insurance Company (“Company”)
          on behalf of RiverSource Variable Life Separate Account (“Registrant”)
File Nos. 333-69777 and 811-04298
          RiverSource® Variable Universal Life IV/RiverSource® Variable
          Universal Life IV-Estate Series NSP and
RiverSource® Variable Universal Life Insurance III NSP
Dear Commissioners:
Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.
If you have any questions regarding this filing, please contact me at (612) 678-4177.
Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary